CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Interest Income and Other Income/(Loss), Net (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 RUB (₽)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 RUB (₽)	Dec. 31, 2020 RUB (₽)
Interest income
Bank deposits	₽ 3,749	$ 53.3	₽ 3,720	₽ 3,279
Other	974	13.8	895	590
Total interest income	4,723	67.1	4,615	3,869
Other Income/ (Loss), net
Foreign exchange gains	9,393	133.5	235	2,752
Contribution to a not-for-profit organization			(1,500)
Income/(loss) from investments in venture capital fund	(485)	(6.9)	667	89
Loss on divestment of Yandex Money				(926)
Other	451	6.5	(619)	406
Total other income/(loss), net	₽ 9,359	$ 133.1	₽ (1,217)	₽ 2,321